Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital And Restrictions [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2012
Actual:
Total Capital	$3,212,008	15.94%	$3,691,056	18.49%
Tier 1 Capital	2,640,776	13.10	3,122,204	15.64
Leverage	2,640,776	10.63	3,122,204	12.66
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,612,274	8.00	1,597,033	8.00
Tier 1 Capital	806,137	4.00	798,517	4.00
Leverage	994,114	4.00	986,266	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,996,292	10.00
Tier 1 Capital			1,197,775	6.00
Leverage			1,232,833	5.00
On December 31, 2011
Actual:
Total Capital	$3,602,271	17.99%	$3,976,672	20.05%
Tier 1 Capital	2,850,452	14.23	3,247,268	16.37
Leverage	2,850,452	11.41	3,247,268	13.12
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,602,113	8.00	1,586,752	8.00
Tier 1 Capital	801,056	4.00	793,376	4.00
Leverage	998,891	4.00	990,281	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,983,440	10.00
Tier 1 Capital			1,190,064	6.00
Leverage			1,237,851	5.00